SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14.SUBSEQUENT EVENTS

Huahui (Huaian) Education Equipment Technology Co., Limited(“HHHA”) was incorporated in the PRC on February 1, 2024, and is a 100% owned subsidiary of HETC. HHHA, which is engaged in the sale of teaching equipment such as computers, desks and chairs, commenced operations in July 2024.